Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Research and Development Expenses [Line Items]
Total	$ 4,279	$ 3,375
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Payroll and related benefits (including share-based compensation)	3,144	2,677
Raw materials, subcontractors and consulting	328	333
Clinical trials	394	29
Others	413	336
Total	$ 4,279	$ 3,375